PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 104,265	$ 150,559
Accumulated Amortization	80,808	113,482
Net Book Value	23,457	37,077
Computer hardware
Property, Plant and Equipment [Line Items]
Cost	38,713	38,713
Accumulated Amortization	33,888	30,524
Net Book Value	4,825	8,189
Computer software
Property, Plant and Equipment [Line Items]
Cost	1,950	1,324
Accumulated Amortization	1,447	1,286
Net Book Value	503	38
Office furniture
Property, Plant and Equipment [Line Items]
Cost	21,012	21,012
Accumulated Amortization	17,073	12,875
Net Book Value	3,939	8,137
Equipment
Property, Plant and Equipment [Line Items]
Cost	42,590	41,882
Accumulated Amortization	28,400	24,610
Net Book Value	14,190	17,272
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost		47,628
Accumulated Amortization		44,187
Net Book Value		$ 3,441